Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 26.2%
Japan - 1.7%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	776,793	$7,482,258
Series 22
0.10%, 3/10/27		641,384	6,204,733
Series 23
0.10%, 3/10/28		877,326	8,492,850

			22,179,841

New Zealand - 0.1%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	975	715,756

United States - 24.4%
U.S. Treasury Inflation Index
0.125%, 4/15/20-7/15/26 (TIPS)	U.S.$	91,488	90,933,213
0.125%, 7/15/22 (TIPS) (b)		29,442	29,345,483
0.375%, 7/15/23-7/15/27 (TIPS)		31,592	31,867,188
0.375%, 7/15/25 (TIPS) (c)		28,248	28,556,649
0.625%, 7/15/21 (TIPS) (b)		17,435	17,541,630
0.625%, 1/15/24-1/15/26 (TIPS)		40,938	41,760,529
0.75%, 7/15/28 (TIPS)		10,688	11,135,179
1.125%, 1/15/21 (TIPS)		4,736	4,772,502
1.25%, 7/15/20 (TIPS)		3,064	3,082,803
1.75%, 1/15/28 (TIPS)		2,622	2,939,279
2.00%, 1/15/26 (TIPS)		7,692	8,559,461
2.375%, 1/15/25-1/15/27 (TIPS)		23,380	26,841,391
2.50%, 1/15/29 (TIPS)		4,272	5,138,751
3.875%, 4/15/29 (TIPS)		3,310	4,432,434

			306,906,492

Total Inflation-Linked Securities (cost $325,913,273)			329,802,089

	Shares
INVESTMENT COMPANIES - 17.9%
Funds and Investment Trusts - 17.9% (d)
AB All Market Real Return Portfolio - Class Z (e)		4,843,873	41,318,233
iShares Core MSCI EAFE ETF		397,000	24,375,800
SPDR S&P 500 ETF Trust		524,541	153,690,513
SPDR S&P MidCap 400 ETF Trust		16,292	5,776,980

Total Investment Companies (cost $193,770,509)			225,161,526

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 16.9%
Austria - 0.1%
Republic of Austria Government Bond
0.50%, 2/20/29 (a)	EUR	1,230	$1,473,726

Belgium - 0.8%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (a)		1,489	1,953,375
Series 79
0.20%, 10/22/23 (a)		2,765	3,243,121
Series 87
0.90%, 6/22/29 (a)		2,920	3,596,318
Series 88
1.70%, 6/22/50 (a)		1,107	1,481,300

			10,274,114

Canada - 1.0%
Canadian Government Bond
2.25%, 3/01/24	CAD	15,635	12,399,711

Finland - 0.1%
Finland Government Bond
0.50%, 9/15/29 (a)	EUR	1,191	1,427,418

France - 0.7%
French Republic Government Bond OAT
0.75%, 11/25/28 (a)		360	440,680
1.00%, 5/25/27 (a)		2,351	2,932,099
1.25%, 5/25/34 (a)		1,845	2,368,103
1.75%, 6/25/39 (a)		1,045	1,447,669
2.50%, 5/25/30 (a)		131	188,382
3.50%, 4/25/26 (a)		823	1,186,319

			8,563,252

Germany - 1.1%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28 (a)		5,965	7,332,820
1.00%, 8/15/24 (a)		48	59,450
2.50%, 7/04/44 (a)		1,120	1,990,032
Series 2007
4.25%, 7/04/39 (a)		2,039	4,255,276

			13,637,578

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (a)		1,772	2,176,570

Italy - 1.5%
Italy Buoni Poliennali Del Tesoro
1.20%, 4/01/22		2,800	3,229,123
1.35%, 4/15/22		2,745	3,175,370
1.85%, 5/15/24		690	806,380
2.20%, 6/01/27		1,415	1,661,547

	Principal Amount (000)		U.S. $ Value
2.30%, 10/15/21 (a)	EUR	2,720	$3,221,639
2.45%, 9/01/33 (a)		2,370	2,722,011
3.35%, 3/01/35 (a)		983	1,234,733
3.85%, 9/01/49 (a)		2,210	2,900,495

			18,951,298

Japan - 1.5%
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39	JPY	37,900	492,143
Series 36
2.00%, 3/20/42		35,600	455,501
Series 62
0.50%, 3/20/49		245,700	2,366,733
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		208,100	2,368,497
Series 128
1.90%, 6/20/31		169,750	1,947,681
Series 143
1.60%, 3/20/33		176,850	1,998,472
Series 150
1.40%, 9/20/34		387,400	4,315,603
Series 158
0.50%, 9/20/36		252,400	2,480,667
Series 159
0.60%, 12/20/36		190,050	1,897,803

			18,323,100

Malaysia - 0.5%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	3,163	788,804
Series 0119
3.906%, 7/15/26		3,673	907,454
Series 0217
4.059%, 9/30/24		3,177	788,673
Series 0218
3.757%, 4/20/23		5,745	1,406,772
Series 0219
3.885%, 8/15/29		5,255	1,296,419
Series 0313
3.48%, 3/15/23		2,640	639,885
Series 0316
3.90%, 11/30/26		3,432	843,960

			6,671,967

Peru - 0.3%
Peru Government Bond
5.94%, 2/12/29 (a)	PEN	13,521	4,475,706

Russia - 0.0%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	29,920	467,246

	Principal Amount (000)		U.S. $ Value
Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	$284,721

Spain - 1.0%
Spain Government Bond
1.40%, 7/30/28 (a)	EUR	3,819	4,763,165
1.95%, 4/30/26 (a)		1,362	1,747,123
2.35%, 7/30/33 (a)		3,661	5,055,579
2.90%, 10/31/46 (a)		382	590,768

			12,156,635

United Kingdom - 0.6%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	257	328,479
1.625%, 10/22/28 (a)		3,795	5,161,205
4.25%, 3/07/36 (a)		977	1,798,925

			7,288,609

United States - 7.5%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	854	806,763
2.50%, 2/15/45-5/15/46		3,313	3,295,562
2.875%, 8/15/45-11/15/46		6,072	6,495,315
3.00%, 11/15/44-2/15/49		4,380	4,800,187
3.125%, 8/15/44-5/15/48		4,251	4,743,965
3.375%, 11/15/48		6,140	7,227,931
3.50%, 2/15/39		188	223,221
3.625%, 8/15/43		2,621	3,162,737
4.50%, 2/15/36		2,328	3,070,777
5.50%, 8/15/28		2,520	3,259,856
6.25%, 5/15/30		2,004	2,827,003
U.S. Treasury Notes
1.625%, 8/31/22		4,120	4,107,125
1.625%, 10/31/23 (b)		657	653,914
1.75%, 11/30/21		8,919	8,921,787
2.00%, 5/31/24-8/15/25		4,704	4,754,610
2.125%, 12/31/22-5/15/25		9,187	9,336,990
2.25%, 2/29/20-8/15/27		5,726	5,760,530
2.50%, 12/31/20-5/15/24		7,312	7,481,897
2.625%, 8/15/20-2/15/29		8,078	8,258,641
2.75%, 2/15/28		2,236	2,377,497
3.125%, 5/15/21-11/15/28		2,500	2,635,086

			94,201,394

Total Governments - Treasuries (cost $202,142,840)			212,773,045

CORPORATES - INVESTMENT GRADE - 13.7%
Financial Institutions - 7.2%
Banking - 6.0%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		395	424,503
AIB Group PLC
4.263%, 4/10/25 (a)		1,005	1,034,607
4.75%, 10/12/23 (a)		953	1,001,622

	Principal Amount (000)		U.S. $ Value
American Express Co.
Series C
4.90%, 3/15/20 (f)	U.S.$	288	$285,690
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	600	770,149
3.50%, 4/11/22	U.S.$	800	820,736
5.179%, 11/19/25		400	435,156
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	580	728,385
3.124%, 1/20/23	U.S.$	430	436,983
Series DD
6.30%, 3/10/26 (f)		273	304,155
Series L
3.95%, 4/21/25		2,009	2,106,959
Series V
5.797% (LIBOR 3 Month + 3.39%), 7/29/19 (f)(g)		886	883,493
Series Z
6.50%, 10/23/24 (f)		538	594,668
Bank of Ireland Group PLC
4.50%, 11/25/23 (a)		1,055	1,101,515
Bank of Nova Scotia (The)
2.50%, 1/08/21		154	154,656
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		545	547,681
Barclays Bank PLC
6.86%, 6/15/32 (a)(f)		205	234,782
Barclays PLC
3.684%, 1/10/23		531	538,286
5.088%, 6/20/30		1,082	1,107,059
BB&T Corp.
2.625%, 6/29/20		466	467,374
BNP Paribas SA
2.375%, 5/21/20		518	517,989
4.375%, 5/12/26 (a)		250	262,495
4.705%, 1/10/25 (a)		1,416	1,518,745
BPCE SA
5.15%, 7/21/24 (a)		295	318,650
5.70%, 10/22/23 (a)		1,106	1,212,298
CaixaBank SA
1.125%, 1/12/23-5/17/24 (a)	EUR	900	1,049,654
Capital One Financial Corp.
0.80%, 6/12/24		375	429,453
3.30%, 10/30/24	U.S.$	1,378	1,413,263
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	364	423,557
3.875%, 3/26 /25	U.S.$	1,831	1,909,440
Citizens Bank NA/Providence RI
2.25%, 3/02/20		300	299,445
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	250,028
Compass Bank
2.875%, 6/29/22		1,935	1,952,163
5.50%, 4/01/20		549	560,562

	Principal Amount (000)		U.S. $ Value
Cooperatieve Rabobank UA
3.95%, 11/09/22	U.S.$	285	$295,776
4.375%, 8/04/25		1,197	1,274,158
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		299	298,782
Credit Agricole SA/London
2.75%, 6/10/20 (a)		553	555,284
3.375%, 1/10/22 (a)		738	752,192
Credit Suisse Group AG
2.125%, 9/12/25 (a)	GBP	610	768,991
4.207%, 6/12/24 (a)	U.S.$	390	408,821
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		810	842,490
4.55%, 4/17/26		528	573,181
Danske Bank A/S
3.875%, 9/12/23 (a)		742	756,892
5.375%, 1/12/24 (a)		700	753,550
Discover Bank
4.682%, 8/09/28		550	570,201
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	601	729,745
2.905%, 7/24/23	U.S.$	180	181,773
3.75%, 5/22/25		246	257,343
5.75%, 1/24/22		2,629	2,841,791
HSBC Bank USA NA
4.875%, 8/24/20		530	544,119
HSBC Holdings PLC
4.25%, 3/14/24		936	987,817
4.292%, 9/12/26		1,806	1,922,180
4.75%, 7/04/29 (a)(f)	EUR	750	896,532
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	685	756,843
ING Groep NV
3.55%, 4/09/24		700	723,366
6.875%, 4/16/22 (a)(f)		835	879,580
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		905	895,760
3.375%, 1/12/23 (a)		600	597,216
5.017%, 6/26/24 (a)		400	400,748
Series E
3.928%, 9/15/26 (a)	EUR	29	35,230
JPMorgan Chase & Co.
2.295%, 8/15/21	U.S.$	127	126,810
3.22%, 3/01/25		1,235	1,268,481
Series V
5.00% (LIBOR 3 Month + 3.32%), 10/01/19 (f)(g)		300	298,497
Series X
6.10%, 10/01/24 (f)		430	459,769
Series Z
5.30%, 5/01/20 (f)		124	125,389
KeyBank NA/Cleveland OH
2.25%, 3/16/20		550	549,576

	Principal Amount (000)		U.S. $ Value
Lloyds Banking Group PLC
1.00%, 11/09/23 (a)	EUR	334	$384,858
4.50%, 11/04/24	U.S.$	296	309,107
4.582%, 12/10/25		1,856	1,937,757
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		933	937,767
Morgan Stanley
3.737%, 4/24/24		593	618,297
5.00%, 11/24/25		600	664,446
Series G
1.375%, 10/27/26	EUR	1,428	1,699,496
1.75%, 3/11/24		600	726,839
3.70%, 10/23/24	U.S.$	1,075	1,133,233
4.35%, 9/08/26		1,065	1,141,829
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		360	359,672
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		250	251,057
Nationwide Building Society
2.00%, 7/25/29 (a)	EUR	285	324,825
4.00%, 9/14/26 (a)	U.S.$	1,615	1,609,413
Nordea Bank Abp
3.75%, 8/30/23 (a)		347	360,589
PNC Bank NA
2.60%, 7/21/20		250	250,682
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(f)	GBP	85	110,039
Royal Bank of Scotland Group PLC
5.125%, 5/28/24	U.S.$	251	264,815
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,983	2,071,184
Santander UK Group Holdings PLC
2.875%, 8/05/21		270	270,451
3.571%, 1/10/23		610	620,742
4.796%, 11/15/24		233	247,879
Santander UK PLC
5.00%, 11/07/23 (a)		1,110	1,174,924
Standard Chartered PLC
3.785%, 5/21/25 (a)		795	813,293
5.20%, 1/26/24 (a)		950	1,017,250
UBS AG/Stamford CT
7.625%, 8/17/22		280	314,675
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		697	745,790
7.125%, 8/10/21 (a)(f)		545	572,997
UniCredit SpA
3.75%, 4/12/22 (a)		502	507,407
US Bancorp Series J 5.30%, 4/15/27 (f)		833	869,319
Wells Fargo & Co.
3.069%, 1/24/23		953	968,277
3.75%, 1/24/24		622	653,915
4.125%, 8/15/23		1,680	1,771,896

	Principal Amount (000)		U.S. $ Value
Series E
2.625%, 8/16/22 (a)	EUR	211	$259,353

			75,389,157

Finance - 0.2%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	U.S.$	552	559,137
4.418%, 11/15/35		207	204,878
Synchrony Financial
4.375%, 3/19/24		105	110,238
4.50%, 7/23/25		1,670	1,753,033

			2,627,286

Insurance - 0.7%
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		380	382,288
ASR Nederland NV
5.125%, 9/29/45 (a)	EUR	735	977,657
Assicurazioni Generali SpA
5.50%, 10/27/47 (a)		331	431,527
Aviva PLC
3.375%, 12/04/45 (a)		262	318,143
Series E
6.125%, 7/05/43 (a)		108	144,143
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		300	424,905
Chubb INA Holdings, Inc.
0.875%, 6/15/27		265	305,460
CNP Assurances
4.25%, 6/05/45 (a)		700	907,151
4.50%, 6/10/47 (a)		300	399,221
Credit Agricole Assurances SA
4.75%, 9/27/48 (a)		700	921,932
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	513	585,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (a)	EUR	800	1,053,983
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	460	741,883
New York Life Global Funding
1.95%, 2/11/20 (a)		301	300,272
Voya Financial, Inc.
5.65%, 5/15/53		751	779,801

			8,673,525

REITS - 0.3%
American Tower Corp.
3.50%, 1/31/23		525	541,438

	Principal Amount (000)		U.S. $ Value
Equinix, Inc.
2.875%, 3/15/24-2/01/26	EUR	548	$651,898
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	25	25,610
SITE Centers Corp.
3.625%, 2/01/25		280	284,175
Welltower, Inc.
4.00%, 6/01/25		1,231	1,303,370
WPC Eurobond BV
2.125%, 4/15/27	EUR	601	718,066

			3,524,557

			90,214,525

Industrial - 6.2%
Basic - 0.6%
Anglo American Capital PLC
3.75%, 4/10/22 (a)	U.S.$	200	204,930
DuPont de Nemours, Inc.
4.205%, 11/15/23		825	883,418
4.493%, 11/15/25		825	913,086
Eastman Chemical Co.
3.80%, 3/15/25		276	288,572
Equate Petrochemical BV
3.00%, 3/03/22 (a)		625	626,281
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	180	215,010
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	206	207,710
4.125%, 5/30/23 (a)		265	274,739
4.625%, 4/29/24 (a)		89	94,204
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)		276	288,406
LyondellBasell Industries NV
5.75%, 4/15/24		685	769,563
SABIC Capital II BV
4.00%, 10/10/23 (a)		467	485,362
Suzano Austria GmbH
6.00%, 1/15/29 (a)		833	910,053
Vale Overseas Ltd.
6.25%, 8/10/26		582	659,653

			6,820,987

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		725	804,032
United Technologies Corp.
3.95%, 8/16/25		849	914,645
Wabtec Corp.
4.40%, 3/15/24		210	221,724

			1,940,401

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.2%
CBS Corp.
4.00%, 1/15/26	U.S.$	90	$94,304
4.20%, 6/01/29		472	499,640
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		615	667,386
5.05%, 3/30/29		450	496,467
5.75%, 4/01/48		150	165,787
Cox Communications, Inc.
2.95%, 6/30/23 (a)		273	275,198
Time Warner Cable LLC
4.50%, 9/15/42		604	561,418

			2,760,200

Communications - Telecommunications - 0.8%
AT&T, Inc.
3.40%, 5/15/25		2,435	2,501,719
3.55%, 6/01/24		685	711,667
3.60%, 7/15/25		1,100	1,142,526
3.95%, 1/15/25		181	191,190
4.125%, 2/17/26		2,162	2,304,671
4.35%, 3/01/29		300	322,860
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,345	1,396,365
Verizon Communications, Inc.
4.862%, 8/21/46		448	521,499
Vodafone Group PLC
3.75%, 1/16/24		439	458,961
4.125%, 5/30/25		962	1,024,328

			10,575,786

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		479	478,507
General Motors Co.
4.20%, 10/01/27		220	222,198
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	533	637,730
3.70%, 5/09/23	U.S.$	116	117,745
4.00%, 1/15/25		335	339,991
5.10%, 1/17/24		1,033	1,104,514
Volkswagen Bank GmbH
1.25%, 6/10/24 (a)	EUR	700	812,781
Volkswagen International Finance NV
Series 10Y
1.875%, 3/30/27 (a)		100	117,978
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)		370	456,068

			4,287,512

Consumer Cyclical - Other - 0.0%
James Hardie International Finance DAC
3.625%, 10/01/26 (a)		119	143,392

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.2%
Allergan Funding SCS
2.625%, 11/15/28	EUR	269	$336,795
Altria Group, Inc.
1.00%, 2/15/23		300	348,877
1.70%, 6/15/25		645	762,525
AmerisourceBergen Corp.
4.30%, 12/15/47	U.S.$	240	232,776
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		340	415,708
Baxalta, Inc.
3.60%, 6/23/22		66	67,197
Bayer US Finance LLC
2.375%, 10/08/19 (a)		448	447,274
Becton Dickinson and Co.
3.734%, 12/15/24		159	166,619
Biogen, Inc.
4.05%, 9/15/25		663	710,988
Cigna Corp.
3.75%, 7/15/23 (a)		321	334,058
4.125%, 11/15/25 (a)		380	404,225
4.375%, 10/15/28 (a)		506	546,030
CVS Health Corp.
4.10%, 3/25/25		1,260	1,329,148
4.30%, 3/25/28		660	696,129
Gilead Sciences, Inc.
2.55%, 9/01/20		612	613,597
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	248,986
3.60%, 2/01/25		113	116,787
Medtronic Global Holdings SCA
0.25%, 7/02/25	EUR	132	149,593
1.125%, 3/07/27		572	678,630
Philip Morris International, Inc.
0.625%, 11/08/24		640	743,776
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	500	530,365
6.875%, 5/01/20		275	284,402
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		207	208,747
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22 (a)	EUR	930	1,093,977
4.40%, 11/26/23 (a)	U.S.$	1,493	1,596,315
Tyson Foods, Inc.
3.95%, 8/15/24		760	806,405
4.00%, 3/01/26		363	386,396
4.35%, 3/01/29		403	440,524
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		556	556,740
Zoetis, Inc.
3.45%, 11/13/20		263	266,519

			15,520,108

Energy - 1.4%
Antero Resources Corp.
5.125%, 12/01/22		591	567,389

	Principal Amount (000)		U.S. $ Value
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	54	$54,206
5.70%, 10/15/19		85	85,222
Encana Corp.
3.90%, 11/15/21		410	420,111
Energy Transfer Operating LP
3.60%, 2/01/23		55	56,184
4.25%, 3/15/23		450	469,634
4.50%, 4/15/24		460	489,380
4.75%, 1/15/26		600	643,176
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	206,228
Eni SpA 4.25%, 5/09/29 (a)		2,125	2,244,999
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,401,767
Hess Corp.
4.30%, 4/01/27		1,960	2,032,011
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		255	265,549
Marathon Oil Corp.
3.85%, 6/01/25		401	415,669
Noble Energy, Inc.
3.85%, 1/15/28		173	176,420
3.90%, 11/15/24		1,026	1,069,984
4.15%, 12/15/21		424	437,470
ONEOK, Inc.
4.35%, 3/15/29		393	420,058
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,242	1,265,921
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		601	659,231
5.625%, 3/01/25		648	725,332
Southern Star Central Corp.
5.125%, 7/15/22 (a)		412	415,737
Spectra Energy Partners LP
3.50%, 3/15/25		795	817,848
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		487	498,216
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		363	368,808
TransCanada PipeLines Ltd.
9.875%, 1/01/21		252	278,684
Western Midstream Operating LP
4.50%, 3/01/28		325	323,970
4.75%, 8/15/28		220	223,593
Williams Cos., Inc. (The)
3.90%, 1/15/25		245	256,554
4.125%, 11/15/20		575	585,097

			17,874,448

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		668	714,760

	Principal Amount (000)		U.S. $ Value
Services - 0.2%
Expedia Group, Inc.
3.80%, 2/15/28	U.S.$	1,395	$1,419,551
IHS Markit Ltd.
3.625%, 5/01/24		220	226,508
S&P Global, Inc.
4.40%, 2/15/26		762	841,141
Total System Services, Inc.
4.00%, 6/01/23		458	479,206

			2,966,406

Technology - 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		420	423,776
3.875%, 1/15/27		773	757,301
Broadcom, Inc.
3.625%, 10/15/24 (a)		725	728,784
4.25%, 4/15/26 (a)		565	573,351
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)		176	181,238
6.02%, 6/15/26 (a)		788	867,745
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	314	359,788
1.50%, 5/21/27		705	836,744
Fiserv, Inc.
1.125%, 7/01/27		526	606,010
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	U.S.$	960	958,618
4.90%, 10/15/25		800	875,064
International Business Machines Corp.
0.375%, 1/31/23	EUR	655	754,602
0.875%, 1/31/25 (h)		436	511,997
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	1,340	1,467,233
Lam Research Corp.
2.80%, 6/15/21		405	408,131
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		336	345,129
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		521	526,580
4.875%, 3/01/24		682	699,746
Western Digital Corp.
4.75%, 2/15/26		795	780,713

			12,662,550

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22(a)		1,245	1,270,678
4.00%, 7/30/27(a)		245	244,770

	Principal Amount (000)		U.S. $ Value
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (a)	U.S.$	695	$707,985

			2,223,433

			78,489,983

Utility - 0.3%
Electric - 0.3%
Adani Transmission Ltd.
4.00%, 8/03/26 (a)		328	327,590
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		249	332,930
Enel Chile SA
4.875%, 6/12/28		756	825,929
Enel Finance International NV
4.25%, 9/14/23 (a)		499	523,526
Exelon Generation Co. LLC
2.95%, 1/15/20		778	779,051
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		776	839,545

			3,628,571

Total Corporates - Investment Grade (cost $165,329,840)			172,333,079

MORTGAGE PASS-THROUGHS - 5.9%
Agency Fixed Rate 30-Year - 5.5%
Federal Home Loan Mortgage Corp.
Series 2019
4.00%, 6/01/49		1,000	1,051,259
5.00%, 2/01/49		2,875	3,043,902
Federal Home Loan Mortgage Corp. Gold
Series 2016
4.00%, 2/01/46		1,304	1,374,311
Series 2017
4.00%, 7/01/44		1,035	1,092,431
Series 2018
4.00%, 11/01/48-12/01/48		3,098	3,254,070
4.50%, 3/01/48-11/01/48		3,912	4,168,932
5.00%, 11/01/48		698	750,528
Series 2019
4.50%, 2/01/49		1,193	1,274,920
Federal National Mortgage Association
Series 2007
5.50%, 8/01/37		214	240,140
Series 2010
4.00%, 12/01/40		617	650,276
Series 2013
3.50%, 3/01/43		12	12,237
4.00%, 10/01/43		1,714	1,808,836
Series 2014
5.50%, 9/01/41		801	897,873
Series 2015
3.00%, 5/01/45-8/01/45		2,187	2,220,060
Series 2017

	Principal Amount (000)		U.S. $ Value
3.50%, 1/01/47-1/01/48	U.S.$	4,453	$4,584,542
Series 2018
3.50%, 2/01/48-4/01/48		20,483	21,122,151
4.00%, 8/01/48-12/01/48		7,853	8,243,769
4.50%, 9/01/48		7,380	7,855,316
Series 2019
3.50%, 7/15/49, TBA		1,405	1,436,503
4.00%, 6/01/49		1,595	1,676,759
4.00%, 7/01/49, TBA		1,370	1,415,916
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46		996	1,018,505

			69,193,236

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
Series 2013
2.50%, 3/01/28-6/01/28		84	84,870
Series 2014
2.50%, 9/01/29		268	270,787
Series 2016
2.50%, 11/01/31-1/01/32		4,052	4,088,462
Series 2017
2.50%, 2/01/32		153	154,427

			4,598,546

Total Mortgage Pass-Throughs
(cost $72,276,561)			73,791,782

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Non-Agency Fixed Rate CMBS - 3.3%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		615	650,306
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		1,250	1,292,473
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,120	2,209,271
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	867,818
Series 2015-GC35, Class A4
3.818%, 11/10/48		525	563,369
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,464,619
Series 2016-GC36, Class A5
3.616%, 2/10/49		645	685,417
Series 2018-B2, Class A4
4.009%, 3/10/51		450	493,615
Commercial Mortgage Trust
Series 2010-C1, Class D
6.127%, 7/10/46 (a)(h)		1,070	1,099,371
Series 2013-CR12, Class A4
4.046%, 10/10/46		500	531,759

	Principal Amount (000)		U.S. $ Value
Series 2014-UBS3, Class A4
3.819%, 6/10/47	U.S.$	570	$605,803
Series 2014-UBS5, Class A4
3.838%, 9/10/47		990	1,055,348
Series 2015-CR24, Class A5
3.696%, 8/10/48		655	698,132
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,005	1,045,713
Series 2015-LC21, Class XA
0.912%, 7/10/48 (i)		5,941	186,481
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		736	769,737
Series 2015-C3, Class A4
3.718%, 8/15/48		671	709,803
Series 2015-C4, Class A4
3.808%, 11/15/48		1,775	1,893,148
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.557%, 8/10/44 (a)(h)		755	742,999
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		235	233,344
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,094	1,119,332
Series 2013-GC12, Class B
3.777%, 6/10/46 (h)		465	478,341
Series 2014-GC18, Class D
5.157%, 1/10/47 (a)(h)		100	88,630
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,640	1,791,606
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.554%, 8/15/46 (a)(h)		116	117,560
Series 2012-C6, Class E
5.32%, 5/15/45 (a)(h)		375	355,534
Series 2012-C8, Class AS
3.424%, 10/15/45 (a)		1,400	1,434,298
Series 2012-CBX, Class E
5.131%, 6/15/45 (a)(h)		305	292,613
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		1,085	1,147,711
Series 2014-C22, Class XA
1.01%, 9/15/47 (i)		15,639	558,486
Series 2014-C26, Class AS
3.80%, 1/15/48		770	810,196
Series 2015-C30, Class A5
3.822%, 7/15/48		655	700,027
Series 2015-C31, Class A3
3.801%, 8/15/48		1,344	1,437,372
Series 2015-C32, Class C
4.816%, 11/15/48 (h)		460	484,312

	Principal Amount (000)		U.S. $ Value
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.226%, 9/15/50 (i)	U.S.$	4,299	$274,172
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (h)		366	252,430
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		360	359,730
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		1,327	1,326,819
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (h)(j)		464	434,128
Series 2011-C3, Class C
5.282%, 7/15/49 (a)(h)		380	395,479
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,005	1,066,554
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,220	1,362,109
Series 2018-C8, Class A4
3.983%, 2/15/51		1,020	1,112,221
Series 2018-C9, Class A4
4.117%, 3/15/51		1,690	1,859,743
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	2,066,142
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.617%, 9/15/48 (h)		669	686,842
Series 2016-LC25, Class C
4.567%, 12/15/59 (h)		125	130,122
Series 2016-NXS6, Class C
4.456%, 11/15/49 (h)		750	792,551
Series 2018-C43, Class A4
4.012%, 3/15/51		450	492,418
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class C
5.335%, 3/15/44 (a)(h)		410	424,535

			41,650,539

Non-Agency Floating Rate CMBS - 1.2%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.294% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(g)		1,014	1,011,587
Series 2018-KEYS, Class A
3.394% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(g)		1,965	1,966,243

	Principal Amount (000)		U.S. $ Value
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.394% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(g)(h)	U.S.$	1,935	$1,933,511
BHMS
Series 2018-ATLS, Class A
3.644% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(g)		1,865	1,865,619
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
3.44% (LIBOR 1 Month + 1.00%), 4/15/34 (a)(g)		712	713,042
BX Trust
Series 2018-EXCL, Class A
3.482% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(g)		1,484	1,478,463
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.42% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(g)		1,631	1,634,642
Great Wolf Trust
Series 2017-WOLF, Class A
3.244% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(g)		914	914,010
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
3.65% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(g)		751	751,043
Invitation Homes Trust
Series 2018-SFR4, Class A
3.494% (LIBOR 1 Month + 1.10%), 1/17/38 (a)(g)		906	909,870
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.344% (LIBOR 1 Month + 1.95%), 11/15/26 (g)(k)		246	245,587
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.614% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(g)		1,927	1,920,246

			15,343,863

Total Commercial Mortgage-Backed Securities (cost $56,142,156)			56,994,402

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Risk Share Floating Rate - 3.2%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.754% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(g)		680	681,853
Series 2018-3A, Class M1B
4.254% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(g)		660	660,989

	Principal Amount (000)		U.S. $ Value
Series 2019-1A, Class M1B
4.154% (LIBOR 1 Month + 1.75%), 3/25/29 (a)(g)	U.S.$	524	$528,377
Series 2019-2A, Class M1C
4.404% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(g)		829	825,164
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.804% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(g)		637	641,639
Series 2019-R02, Class 1M2
4.704% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(g)		708	714,837
Series 2019-R03, Class 1M2
4.554% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(g)		434	436,743
Eagle RE Ltd.
Series 2018-1, Class M1
4.104% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(g)		858	858,310
Series 2018-1, Class M2
5.404% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(g)		295	296,745
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/23 (g)		1,029	1,111,854
Series 2014-HQ3, Class M3
7.154% (LIBOR 1 Month + 4.75%), 10/25/24 (g)		705	765,824
Series 2015-DNA1, Class M2
4.254% (LIBOR 1 Month + 1.85%), 10/25/27 (g)		236	238,294
Series 2015-DNA2, Class M2
5.004% (LIBOR 1 Month + 2.60%), 12/25/27 (g)		527	532,095
Series 2015-DNA3, Class M3
7.104% (LIBOR 1 Month + 4.70%), 4/25/28 (g)		308	341,825
Series 2015-HQA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 3/25/28 (g)		456	459,330
Series 2015-HQA2, Class M3
7.204% (LIBOR 1 Month + 4.80%), 5/25/28 (g)		539	599,651
Series 2016-DNA1, Class M2
5.304% (LIBOR 1 Month + 2.90%), 7/25/28 (g)		219	221,796
Series 2016-DNA1, Class M3
7.954% (LIBOR 1 Month + 5.55%), 7/25/28 (g)		318	360,100

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA2, Class M3
7.054% (LIBOR 1 Month + 4.65%), 10/25/28 (g)	U.S.$	842	$909,126
Series 2016-DNA3, Class M2
4.404% (LIBOR 1 Month + 2.00%), 12/25/28 (g)		151	151,781
Series 2016-DNA4, Class M2
3.704% (LIBOR 1 Month + 1.30%), 3/25/29 (g)		235	235,177
Series 2016-HQA1, Class M3
8.754% (LIBOR 1 Month + 6.35%), 9/25/28 (g)		386	443,774
Series 2017-DNA1, Class M2
5.654% (LIBOR 1 Month + 3.25%), 7/25/29 (g)		265	280,094
Series 2017-DNA2, Class M2
5.854% (LIBOR 1 Month + 3.45%), 10/25/29 (g)		434	462,891
Series 2017-DNA3, Class M2
4.904% (LIBOR 1 Month + 2.50%), 3/25/30 (g)		630	644,132
Series 2017-HQA2, Class M2
5.054% (LIBOR 1 Month + 2.65%), 12/25/29 (g)		250	255,926
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 7/25/24 (g)		413	433,421
Series 2014-C04, Class 1M2
7.304% (LIBOR 1 Month + 4.90%), 11/25/24 (g)		1,028	1,134,863
Series 2014-C04, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 11/25/24 (g)		741	810,877
Series 2015-C01, Class 1M2
6.704% (LIBOR 1 Month + 4.30%), 2/25/25 (g)		1,456	1,550,076
Series 2015-C01, Class 2M2
6.954% (LIBOR 1 Month + 4.55%), 2/25/25 (g)		535	562,922
Series 2015-C02, Class 1M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		826	880,044
Series 2015-C02, Class 2M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		1,049	1,100,170
Series 2015-C03, Class 1M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		1,085	1,187,379
Series 2015-C03, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		1,108	1,184,524

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 1M2
8.104% (LIBOR 1 Month + 5.70%), 4/25/28 (g)	U.S.$	765	$849,973
Series 2015-C04, Class 2M2
7.954% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		1,049	1,139,299
Series 2016-C01, Class 1M2
9.154% (LIBOR 1 Month + 6.75%), 8/25/28 (g)		1,273	1,439,101
Series 2016-C01, Class 2M2
9.354% (LIBOR 1 Month + 6.95%), 8/25/28 (g)		720	811,060
Series 2016-C02, Class 1M2
8.404% (LIBOR 1 Month + 6.00%), 9/25/28 (g)		1,321	1,459,884
Series 2016-C03, Class 1M1
4.404% (LIBOR 1 Month + 2.00%), 10/25/28 (g)		25	25,104
Series 2016-C03, Class 1M2
7.704% (LIBOR 1 Month + 5.30%), 10/25/28 (g)		134	149,400
Series 2016-C03, Class 2M2
8.304% (LIBOR 1 Month + 5.90%), 10/25/28 (g)		1,804	1,981,683
Series 2016-C04, Class 1M2
6.654% (LIBOR 1 Month + 4.25%), 1/25/29 (g)		331	355,060
Series 2016-C05, Class 2M2
6.854% (LIBOR 1 Month + 4.45%), 1/25/29 (g)		1,569	1,672,280
Series 2016-C07, Class 2M2
5.106% (LIBOR 1 Month + 4.35%), 5/25/29 (g)		274	292,423
Series 2017-C02, Class 2M2
6.054% (LIBOR 1 Month + 3.65%), 9/25/29 (g)		276	293,495
Series 2017-C04, Class 2M2
5.254% (LIBOR 1 Month + 2.85%), 11/25/29 (g)		540	556,392
Series 2018-C01, Class 1M2
4.654% (LIBOR 1 Month + 2.25%), 7/25/30 (g)		350	353,701
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(g)		666	668,205
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(g)		525	525,218
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/24 (g)(k)		78	85,009

	Principal Amount (000)		U.S. $ Value
Series 2015-CH1, Class M1
4.404% (LIBOR 1 Month + 2.00%), 10/25/25 (g)(k)	U.S.$	35	$35,294
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.429% (LIBOR 1 Month + 2.00%), 3/27/24 (g)(k)		894	895,106
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (g)(k)		1,052	1,054,119
Radnor RE Ltd.
Series 2019-1, Class M1B
4.354% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(g)		767	772,593
Series 2019-2, Class M1B
4.187% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(g)		551	550,590
4.19% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(g)		597	597,481
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.654% (LIBOR 1 Month + 5.25%), 11/25/25 (g)(k)		431	486,219
Series 2015-WF1, Class 2M2
7.904% (LIBOR 1 Month + 5.50%), 11/25/25 (g)(k)		138	158,616

			39,709,908

Agency Floating Rate - 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
3.806% (6.20% - LIBOR 1 Month), 10/15/42 (g)(l)		954	200,953
Series 4693, Class SL
3.756% (6.15% - LIBOR 1 Month), 6/15/47 (g)(l)		2,883	588,342
Series 4719, Class JS
3.756% (6.15% - LIBOR 1 Month), 9/15/47 (g)(l)		1,333	220,675
Series 4727, Class SA
3.806% (6.20% - LIBOR 1 Month), 11/15/47 (g)(l)		3,153	575,295
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.136% (6.54% - LIBOR 1 Month), 12/25/41 (g)(l)		1,330	279,537
Series 2012-70, Class SA
4.146% (6.55% - LIBOR 1 Month), 7/25/42 (g)(l)		1,761	396,230
Series 2014-17, Class SA
3.646% (6.05% - LIBOR 1 Month), 4/25/44 (g)(l)		3,478	685,438
Series 2014-78, Class SE
3.696% (6.10% - LIBOR 1 Month), 12/25/44 (g)(l)		1,236	225,963

	Principal Amount (000)		U.S. $ Value
Series 2014-92, Class SX
3.696% (6.10% - LIBOR 1 Month), 1/25/45 (g)(l)	U.S.$	3,150	$614,301
Series 2016-77, Class DS
3.51% (6.00% - LIBOR 1 Month), 10/25/46 (l)		2,704	492,482
Series 2017-16, Class SG
3.646% (6.05% - LIBOR 1 Month), 3/25/47 (g)(l)		1,366	256,153
Series 2017-62, Class AS
3.746% (6.15% - LIBOR 1 Month), 8/25/47 (g)(l)		1,359	242,895
Series 2017-81, Class SA
3.796% (6.20% - LIBOR 1 Month), 10/25/47 (g)(l)		1,143	228,104
Series 2017-97, Class LS
3.796% (6.20% - LIBOR 1 Month), 12/25/47 (g)(l)		2,063	449,538
Series 2017-97, Class SW
3.796% (6.20% - LIBOR 1 Month), 12/25/47 (g)(l)		1,104	239,850
Government National Mortgage Association
Series 2017-122, Class SA
3.817% (6.20% - LIBOR 1 Month), 8/20/47 (g)(l)		1,291	257,221
Series 2017-134, Class SE
3.817% (6.20% - LIBOR 1 Month), 9/20/47 (g)(l)		1,285	210,835
Series 2017-65, Class ST
3.767% (6.15% - LIBOR 1 Month), 4/20/47 (g)(l)		1,493	300,810

			6,464,622

Total Collateralized Mortgage Obligations (cost $43,849,709)			46,174,530

ASSET-BACKED SECURITIES - 2.4%
Autos - Fixed Rate - 1.1%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		1,240	1,292,553
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		500	528,738
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		1	1,222
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		51	50,544
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		390	404,745
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		104	103,767

	Principal Amount (000)		U.S. $ Value
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)	U.S.$	330	$353,464
Series 2016-4, Class D
3.89%, 11/15/22 (a)		435	442,026
Series 2017-2, Class A
1.85%, 7/15/21 (a)		72	71,685
Series 2017-3, Class A
1.88%, 10/15/21 (a)		110	109,657
Series 2017-4, Class A
2.07%, 4/15/22 (a)		61	60,414
Series 2018-3, Class B
3.59%, 12/16/24 (a)		600	612,003
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		408	407,705
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	814,446
Series 2017-1, Class A1
2.07%, 5/15/22		1,090	1,088,437
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (a)		1,975	1,977,147
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		131	131,721
Series 2015-3A, Class A
2.67%, 9/25/21 (a)		725	726,134
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		1,395	1,402,036
Series 2018-1A, Class A
3.29%, 2/25/24 (a)		450	457,835
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		1,125	1,155,264
Series 2019-2A, Class A
3.42%, 5/25/25 (a)		530	541,608
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		500	511,222
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		350	354,493
Series 2019-1A, Class A1
2.769%, 2/18/20 (a)		324	324,564

			13,923,430

Other ABS - Fixed Rate - 0.9%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(h)		216	215,660

	Principal Amount (000)		U.S. $ Value
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(h)	U.S.$	176	$177,106
Marlette Funding Trust
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(h)		31	31,465
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(h)		332	332,293
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(h)		203	203,235
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(h)		302	302,544
Series 2018-4A, Class A
3.56%, 12/15/28 (a)(h)		555	560,779
Series 2019-1A, Class A
3.44%, 4/16/29 (a)(h)		553	558,015
Series 2019-3A, Class A
2.69%, 9/17/29 (a)(h)		1,190	1,189,903
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(h)		73	73,427
Series 2019-3A, Class A
3.44%, 7/15/25 (a)(h)		675	677,496
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)(h)		396	395,995
Series 2014-2A, Class C
3.869%, 10/15/49 (a)(h)		774	799,222
Series 2015-1A, Class C
3.156%, 10/08/20-10/10/45 (a)(h)		538	538,838
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(h)		96	96,497
Series 2016-3, Class A
3.05%, 12/26/25 (a)(h)		143	143,440
Series 2017-2, Class A
3.28%, 2/25/26 (a)(h)		469	472,139
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(h)		940	942,173
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(h)		1,125	1,127,430
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(h)		138	138,067
Series 2018-1, Class B
3.65%, 2/25/27 (a)(h)		277	283,187
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(h)		857	869,699
Series 2019-3, Class A
2.90%, 5/25/28 (a)(h)		630	633,262

			10,761,872

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 0.4%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	U.S.$	1,597	$1,596,345
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		570	569,558
Series 2018-A, Class A
3.07%, 12/16/24		1,340	1,354,360
Series 2018-B, Class M
3.81%, 7/15/25		445	456,954
Series 2019-B, Class M
3.04%, 4/15/26		1,065	1,064,976

			5,042,193

Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.964% (LIBOR 1 Month + 0.57%), 1/15/22 (g)		210	210,120

Total Asset-Backed Securities (cost $29,616,846)			29,937,615

CORPORATES - NON-INVESTMENT GRADE - 2.1%
Industrial - 1.1%
Basic - 0.1%
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	530	655,649

Capital Goods - 0.1%
Colfax Corp.
3.25%, 5/15/25 (a)		420	492,697
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	864	905,282

			1,397,979

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		725	728,929
CSC Holdings LLC
6.75%, 11/15/21		285	305,310

			1,034,239

Consumer Cyclical - Automotive - 0.1%
LKQ European Holdings BV
3.625%, 4/01/26 (a)	EUR	295	353,894
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)		385	452,559
Tenneco, Inc.
5.00%, 7/15/24 (a)		260	291,211

	Principal Amount (000)		U.S. $ Value
Volvo Car AB
2.00%, 1/24/25 (a)	EUR	100	$115,560

			1,213,224

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
4.75%, 2/15/23 (a)		305	387,397
6.50%, 2/15/25 (a)	U.S.$	885	968,181

			1,355,578

Consumer Non-Cyclical - 0.1%
Spectrum Brands, Inc.
5.75%, 7/15/25		821	853,068

Energy - 0.2%
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		766	789,983
PDC Energy, Inc.
5.75%, 5/15/26		336	333,386
SM Energy Co.
6.625%, 1/15/27		140	129,572
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		671	686,614
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		580	613,449

			2,553,004

Other Industrial - 0.0%
ProGroup AG
3.00%, 3/31/26 (a)	EUR	415	486,054

Services - 0.0%
Intertrust Group BV
3.375%, 11/15/25 (a)		270	325,499

Technology - 0.1%
CommScope Finance LLC
5.50%, 3/01/24 (a)	U.S.$	515	528,482
6.00%, 3/01/26 (a)		705	722,837
EMC Corp.
3.375%, 6/01/23		645	641,498

			1,892,817

Transportation - Services - 0.2%
Chicago Parking Meters LLC
4.93%, 12/30/25 (j)(m)		800	871,340
Europcar Mobility Drive Designated Activity Co.
4.00%, 4/30/26 (a)	EUR	170	197,736
Loxam SAS
4.25%, 4/15/24 (a)		160	191,033

	Principal Amount (000)		U.S. $ Value
XPO Logistics, Inc.
6.75%, 8/15/24 (a)	U.S.$	1,015	$1,082,101

			2,342,210

			14,109,321

Financial Institutions - 1.0%
Banking - 0.8%
ABN AMRO Bank NV
5.75%, 9/22/20 (a)(f)	EUR	200	239,360
Allied Irish Banks PLC
7.375%, 12/03/20 (a)(f)		584	717,192
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(f)		400	470,759
Banco Santander SA
6.25%, 9/11/21 (a)(f)		200	239,219
6.75%, 4/25/22 (a)(f)		500	620,345
CIT Group, Inc.
5.25%, 3/07/25	U.S.$	565	619,483
Citigroup, Inc.
5.95%, 1/30/23 (f)		491	507,674
Series O
5.875%, 3/27/20 (f)		270	272,614
Series P
5.95%, 5/15/25 (f)		367	382,230
Series Q
5.95%, 8/15/20 (f)		610	622,779
Credit Suisse Group AG
7.50%, 12/11/23 (a)(f)		200	220,094
Danske Bank A/S
5.875%, 4/06/22 (a)(f)	EUR	320	384,238
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (f)	U.S.$	143	143,569
Series P
5.00%, 11/10/22 (f)		490	470,091
Series Q
5.50%, 8/10/24 (f)		249	255,641
Morgan Stanley
Series J
5.55%, 7/15/20 (f)		485	490,209
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (f)		1,035	1,113,018
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(g)		1,300	1,235,000
Standard Chartered PLC
4.093% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(f)(g)		800	672,072
7.50%, 4/02/22 (a)(f)		557	589,028

			10,264,615

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	1,140	$1,212,789

REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (a)		461	496,525

			11,973,929

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
4.00%, 3/15/21		541	550,635

Total Corporates - Non-Investment Grade (cost $26,206,186)			26,633,885

COVERED BONDS - 1.0%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	500	585,590
Bank of Montreal
0.20%, 1/26/23 (a)		560	647,786
0.75%, 9/21/22 (a)		473	556,442
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (a)		610	712,144
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (a)		755	879,930
1.75%, 1/15/21 (a)		560	657,758
Danske Bank A/S
0.125%, 2/14/22 (a)		420	483,681
1.25%, 6/11/21 (a)		595	698,638
DNB Boligkreditt AS
2.75%, 3/21/22 (a)		960	1,185,539
3.875%, 6/16/21 (a)		473	583,366
National Bank of Canada
1.50%, 3/25/21 (a)		461	541,575
Royal Bank of Canada
1.625%, 8/04/20 (a)		575	668,420
Santander UK PLC
1.625%, 11/26/20 (a)		564	659,326
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		435	488,174
UBS AG/London
1.375%, 4/16/21(a)		1,105	1,296,314
4.00%, 4/08/22 (a)		495	630,847

	Principal Amount (000)		U.S. $ Value
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (a)	EUR	585	$687,009

Total Covered Bonds (cost $11,638,151)			11,962,539

AGENCIES - 0.6%
Agency Debentures - 0.6%
Federal Home Loan Bank
1.875%, 7/07/21	U.S.$	1,210	1,211,144
2.50%, 2/13/24		585	603,022
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		6,490	6,352,802

Total Agencies (cost $8,026,965)			8,166,968

COLLATERALIZED LOAN OBLIGATIONS - 0.6%
CLO - Floating Rate - 0.6%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.336% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(g)(h)		250	246,521
Dryden CLO Ltd.
Series 2018-57A, Class A
3.528% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(g)(h)		750	743,254
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.671% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(g)(h)		354	351,792
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.74% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(g)(h)		344	342,185
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.794% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(g)(h)		250	246,819
Series 2018-1A, Class A2
4.395% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(g)(h)		250	247,374
ICG US CLO Ltd.
Series 2015-1A, Class A1R
3.732% (LIBOR 3 Month + 1.14%), 10/19/28 (a)(g)(h)		570	569,383
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.781% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(g)(h)		678	674,372
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.70% (LIBOR 3 Month + 1.18%), 11/18/31 (a)(g)(h)		461	458,160

	Principal Amount (000)		U.S. $ Value
OZLM Ltd.
Series 2018-18A, Class A
3.807% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(g)(h)	U.S.$	745	$734,900
Series 2018-22A, Class A1
3.658% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(g)(h)		302	299,455
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.782% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(g)(h)		668	667,436
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.597% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(g)(h)		1,050	1,037,428
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.737% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(g)(h)		722	716,875
Series 2017-4A, Class B
3.97% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(g)(h)		300	294,665

Total Collateralized Loan Obligations (cost $7,691,703)			7,630,619

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
China - 0.4%
China Development Bank
Series 1903
3.30%, 2/01/24	CNY	2,600	376,034
Series 1904
3.68%, 2/26/26		19,700	2,843,494
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	951	1,011,329
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		700	698,563

			4,929,420

Indonesia - 0.1%
Pertamina Persero PT
6.45%, 5/30/44 (a)		525	641,813
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		618	685,207

			1,327,020

Mexico - 0.0%
Petroleos Mexicanos
6.75%, 9/21/47		588	521,593

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
2.875%, 4/16/24 (a)		440	442,899
3.50%, 4/16/29 (a)		200	202,264

			645,163

Total Quasi-Sovereigns (cost $7,197,160)			7,423,196

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Canada - 0.5%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a) (cost $6,790,822)	CAD	8,795	$6,666,685

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.2%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(n)(o)	U.S.$	215	14,244
7.125%, 6/26/42 (a)(n)(o)		760	50,350

			64,594

Communications - Telecommunications - 0.0%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		555	605,749

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)		708	696,035
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		648	672,701

			1,368,736

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)		400	436,000

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		615	651,877
7.375%, 2/09/24 (a)		510	549,525

			1,201,402

			3,676,481

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		377	344,130
Terraform Global Operating LLC
6.125%, 3/01/26 (k)		344	345,128

			689,258

Total Emerging Markets - Corporate Bonds (cost $4,597,668)			4,365,739

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.3%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	43	$43,683

Brazil - 0.0%
Brazilian Government International Bond
4.625%, 1/13/28		223	234,150

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		446	479,450
7.50%, 5/06/21 (a)		253	267,267

			746,717

Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a)		433	447,614
7.50%, 1/31/27 (a)		535	570,444

			1,018,058

Gabon - 0.0%
Gabon Government International Bond
6.375%, 12/12/24 (a)		305	300,806

Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	139	164,774
5.375%, 7/23/24 (a)	U.S.$	490	494,900

			659,674

Nigeria - 0.0%
Nigeria Government International Bond
5.625%, 6/27/22		315	325,927
6.75%, 1/28/21 (a)		305	317,962

			643,889

Sri Lanka - 0.0%
Sri Lanka Government International Bond
6.85%, 3/14/24 (a)		310	316,689
7.85%, 3/14/29 (a)		310	319,636

			636,325

Total Emerging Markets - Sovereigns (cost $4,106,776)			4,283,302

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.1%
Indonesia Government International Bond
5.875%, 1/15/24 (a)		1,205	1,351,859

	Principal Amount (000)		U.S. $ Value
Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)	U.S.$	750	$786,563

Saudi Arabia - 0.0%
Saudi Government International Bond
4.375%, 4/16/29 (a)		535	578,843

Total Governments - Sovereign Bonds (cost $2,544,157)			2,717,265

EMERGING MARKETS - TREASURIES - 0.2%
South Africa - 0.2%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48 (cost $2,476,446)	ZAR	39,202	2,532,576

SUPRANATIONALS - 0.2%
Supranationals - 0.2%
European Financial Stability Facility
0.125%, 10/17/23 (a) (cost $1,992,550)	EUR	1,703	1,984,080

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.1%
Canada - 0.1%
Province of Manitoba Canada
3.85%, 12/01/21 (cost $1,258,583)	CAD	1,220	978,860

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
S&P 500 Index
Expiration: Sep 2019; Contracts: 71,000;
Exercise Price: USD 3,100.00;
Counterparty: JPMorgan Chase Bank, NA (n)
(premiums paid $1,296,460)	USD	220,100,000	951,736

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money
Market Portfolio - Class AB, 2.33% (d)(e)(p) (cost $13,172,445)		13,172,445	13,172,445

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 0.6%
Japan - 0.6%
Japan Treasury Discount Bill
Series 822
Zero Coupon, 7/01/19 (cost $6,911,291)	JPY	760,000	$7,049,112

U.S. Treasury Bills - 0.5%
U.S. Treasury Bill
Zero Coupon, 2/27/20 (cost $5,891,395)	U.S.$	5,990	5,912,006

Total Short-Term Investments (cost $25,975,131)			26,133,563

Total Investments - 100.1%
(cost $1,200,840,492) (q)			1,259,399,081
Other assets less liabilities - (0.1)%			(1,110,728)

Net Assets - 100.0%			$1,258,288,353

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	258	September 2019	$26,019,190	$246,689
10 Yr Canadian Bond Futures	34	September 2019	3,710,908	34,611
10 Yr Japan Bond (OSE) Futures	7	September 2019	9,988,870	26,903
Euro STOXX 50 Index Futures	1,363	September 2019	53,718,409	1,292,895
FTSE 100 Index Futures	134	September 2019	12,540,064	100,913
Hang Seng Index Futures	11	July 2019	2,006,957	7,329
Long Gilt Futures	302	September 2019	49,973,268	297,766
MSCI Emerging Markets Futures	703	September 2019	37,027,010	1,279,714
Russell 2000 E-Mini Futures	199	September 2019	15,592,645	276,062
S&P Mid 400 E-Mini Futures	16	September 2019	3,120,000	53,863
SPI 200 Futures	17	September 2019	1,957,017	16,678
U.S. 10 Yr Ultra Futures	45	September 2019	6,215,625	49,346
U.S. Long Bond (CBT) Futures	22	September 2019	3,423,063	105,329
U.S. T-Note 2 Yr (CBT) Futures	489	September 2019	105,222,867	758,455
U.S. T-Note 5 Yr (CBT) Futures	10	September 2019	1,181,563	722
U.S. T-Note 10 Yr (CBT) Futures	323	September 2019	41,333,906	317,505
U.S. Ultra Bond (CBT) Futures	156	September 2019	27,699,750	661,557
Sold Contracts
10 Yr Canadian Bond Futures	323	September 2019	35,253,629	(326,186)
10 Yr Japan Bond (OSE) Futures	28	September 2019	39,955,479	(107,942)
10 Yr Mini Japan Government Bond Futures	44	September 2019	6,280,759	(14,875)
Euro Buxl 30 Yr Bond Futures	131	September 2019	30,224,009	(808,852)
Euro-BOBL Futures	407	September 2019	62,218,801	(229,613)
Euro-Bund Futures	196	September 2019	38,498,846	(331,080)
Euro-OAT Futures	20	September 2019	3,749,474	(58,242)
Long Gilt Futures	19	September 2019	3,144,014	(24,392)
S&P 500 E Mini Futures	277	September 2019	40,777,170	12,689
S&P TSX 60 Index Futures	26	September 2019	3,882,280	(35,734)
TOPIX Index Futures	20	September 2019	2,877,151	(5,788)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. 10 Yr Ultra Futures	39	September 2019	$5,386,875	$(125,865)
U.S. T-Note 5 Yr (CBT) Futures	328	September 2019	38,755,250	(394,406)
U.S. T-Note 10 Yr (CBT) Futures	108	September 2019	13,820,625	(331,598)
U.S. Ultra Bond (CBT) Futures	10	September 2019	1,775,625	(28,827)

				$2,715,626

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,132	EUR	1,004	7/10/19	$11,259
Bank of America, NA	USD	4,718	RUB	304,431	8/06/19	75,261
Bank of America, NA	CAD	3,580	USD	2,659	8/15/19	(77,346)
Bank of America, NA	GBP	7,672	USD	9,897	8/15/19	133,257
Bank of America, NA	USD	9,505	GBP	7,479	8/15/19	12,349
Barclays Bank PLC	INR	185,326	USD	2,648	7/16/19	(34,374)
Barclays Bank PLC	USD	85	INR	6,022	7/16/19	2,123
BNP Paribas SA	USD	1,960	PLN	7,402	7/11/19	22,830
BNP Paribas SA	CAD	17,822	USD	13,243	7/24/19	(374,062)
BNP Paribas SA	USD	4,254	CAD	5,653	7/24/19	65,606
BNP Paribas SA	USD	25,304	AUD	36,279	8/15/19	202,661
BNP Paribas SA	USD	4,950	CHF	4,951	8/15/19	142,533
BNP Paribas SA	USD	3,211	SGD	4,362	8/22/19	15,391
BNP Paribas SA	USD	403	KRW	470,211	8/26/19	3,957
BNP Paribas SA	USD	1,626	AUD	2,322	9/05/19	7,628
BNP Paribas SA	NZD	2,020	USD	1,337	9/09/19	(21,662)
BNP Paribas SA	CHF	3,220	USD	3,315	9/12/19	(5,558)
BNP Paribas SA	ZAR	23,217	USD	1,607	9/18/19	(25,710)
Citibank, NA	EUR	87,523	USD	99,351	7/10/19	(238,910)
Citibank, NA	USD	4,237	INR	298,023	7/16/19	77,527
Citibank, NA	CAD	16,179	USD	12,006	7/24/19	(355,309)
Citibank, NA	JPY	1,430,699	USD	13,125	7/29/19	(172,556)
Citibank, NA	AUD	3,875	USD	2,763	8/15/19	38,547
Citibank, NA	EUR	11,649	USD	13,095	8/15/19	(197,542)
Citibank, NA	JPY	1,956,086	USD	17,913	8/15/19	(289,591)
Citibank, NA	USD	1,452	EUR	1,276	8/15/19	3,673
Citibank, NA	USD	6,334	GBP	4,979	8/15/19	2,067
Citibank, NA	USD	691	IDR	10,176,735	8/22/19	24,965
Citibank, NA	USD	1,766	KRW	2,051,343	8/26/19	8,849
Credit Suisse International	EUR	10,080	USD	11,382	7/10/19	(89,107)
Credit Suisse International	USD	1,199	EUR	1,061	7/10/19	7,948
Credit Suisse International	USD	1,589	PLN	5,972	7/11/19	11,055
Credit Suisse International	AUD	4,553	USD	3,252	8/15/19	51,155
Credit Suisse International	GBP	1,113	USD	1,456	8/15/19	38,770
Credit Suisse International	NOK	56,263	USD	6,479	8/15/19	(125,068)
Credit Suisse International	USD	4,561	AUD	6,382	8/15/19	(74,309)
Credit Suisse International	USD	6,184	CAD	8,271	8/15/19	137,741
Credit Suisse International	MXN	86,484	USD	4,333	8/29/19	(130,219)
Deutsche Bank AG	EUR	7,858	USD	8,830	7/10/19	(111,407)
Goldman Sachs Bank USA	BRL	21,629	USD	5,644	7/02/19	11,391
Goldman Sachs Bank USA	USD	5,571	BRL	21,629	7/02/19	62,017
Goldman Sachs Bank USA	EUR	616	USD	696	7/10/19	(4,364)
Goldman Sachs Bank USA	INR	211,508	USD	3,013	7/16/19	(49,088)
Goldman Sachs Bank USA	EUR	7,961	USD	8,940	8/15/19	(144,219)
Goldman Sachs Bank USA	JPY	3,763,277	USD	35,396	9/12/19	307,805
HSBC Bank USA	USD	291	INR	20,466	7/16/19	5,270
HSBC Bank USA	CNY	3,939	USD	574	8/09/19	(141)
HSBC Bank USA	USD	569	CNY	3,942	8/09/19	5,484
HSBC Bank USA	USD	1,398	MXN	28,124	8/29/19	53,336
HSBC Bank USA	USD	1,133	TWD	35,085	9/11/19	3,398
JPMorgan Chase Bank, NA	BRL	3,441	USD	898	7/02/19	1,976
JPMorgan Chase Bank, NA	USD	898	BRL	3,442	7/02/19	(1,812)
JPMorgan Chase Bank, NA	EUR	9,211	USD	10,337	7/10/19	(143,175)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	2,419	EUR	2,125	7/10/19	$(1,081)
JPMorgan Chase Bank, NA	HUF	458,406	USD	1,591	7/11/19	(23,793)
JPMorgan Chase Bank, NA	PLN	5,398	USD	1,413	7/11/19	(32,929)
JPMorgan Chase Bank, NA	USD	1,620	HUF	457,612	7/11/19	(8,297)
JPMorgan Chase Bank, NA	USD	896	BRL	3,442	8/02/19	(1,965)
JPMorgan Chase Bank, NA	AUD	9,623	USD	6,741	8/15/19	(24,921)
JPMorgan Chase Bank, NA	GBP	10,345	USD	13,145	8/15/19	(19,849)
JPMorgan Chase Bank, NA	JPY	896,400	USD	8,166	8/15/19	(175,094)
JPMorgan Chase Bank, NA	USD	9,170	CHF	9,175	8/15/19	267,212
JPMorgan Chase Bank, NA	USD	10,417	EUR	9,120	8/15/19	(10,278)
JPMorgan Chase Bank, NA	USD	6,871	GBP	5,240	8/15/19	(203,212)
JPMorgan Chase Bank, NA	USD	3,064	SEK	28,304	8/15/19	(6,509)
JPMorgan Chase Bank, NA	SGD	2,159	USD	1,595	8/22/19	(1,608)
JPMorgan Chase Bank, NA	KRW	947,435	USD	798	8/26/19	(22,257)
JPMorgan Chase Bank, NA	USD	3,604	KRW	4,164,848	8/26/19	44
JPMorgan Chase Bank, NA	GBP	6,854	USD	8,751	8/28/19	23,922
JPMorgan Chase Bank, NA	USD	2,977	MXN	59,745	8/29/19	106,541
Morgan Stanley & Co., Inc.	BRL	20,602	USD	5,099	7/02/19	(265,981)
Morgan Stanley & Co., Inc.	USD	5,376	BRL	20,602	7/02/19	(10,850)
Morgan Stanley & Co., Inc.	EUR	3,529	USD	3,960	7/10/19	(55,469)
Morgan Stanley & Co., Inc.	PLN	11,339	USD	2,953	7/11/19	(84,628)
Morgan Stanley & Co., Inc.	USD	4,722	PLN	17,800	7/11/19	47,069
Morgan Stanley & Co., Inc.	PEN	19,248	USD	5,790	7/12/19	(53,247)
Morgan Stanley & Co., Inc.	USD	1,214	PEN	4,018	7/12/19	5,674
Morgan Stanley & Co., Inc.	RUB	28,738	USD	434	8/06/19	(18,040)
Morgan Stanley & Co., Inc.	USD	3,336	JPY	367,097	8/15/19	80,560
Morgan Stanley & Co., Inc.	MYR	9,343	USD	2,249	8/21/19	(12,200)
Morgan Stanley & Co., Inc.	USD	3,247	CHF	3,197	9/12/19	48,941
Morgan Stanley & Co., Inc.	ZAR	12,573	USD	871	9/18/19	(13,084)
Natwest Markets PLC	BRL	6,223	USD	1,627	7/02/19	6,760
Natwest Markets PLC	USD	1,624	BRL	6,223	7/02/19	(3,277)
Natwest Markets PLC	USD	5,037	EUR	4,441	7/10/19	16,083
Natwest Markets PLC	USD	1,176	HUF	332,968	7/11/19	(3,087)
Natwest Markets PLC	USD	2,257	PLN	8,622	7/11/19	52,416
Natwest Markets PLC	ILS	11,229	USD	3,166	7/16/19	16,496
Natwest Markets PLC	USD	1,623	BRL	6,223	8/02/19	(6,594)
Natwest Markets PLC	JPY	330,025	USD	3,056	8/15/19	(15,318)
Natwest Markets PLC	USD	21,065	EUR	18,590	8/15/19	148,679
Natwest Markets PLC	USD	9,671	NOK	84,077	8/15/19	198,716
Natwest Markets PLC	USD	6,187	NZD	9,401	8/15/19	134,604
Natwest Markets PLC	USD	4,788	SEK	45,680	8/15/19	147,056
Standard Chartered Bank	BRL	8,637	USD	2,254	7/02/19	4,549
Standard Chartered Bank	USD	2,255	BRL	8,637	7/02/19	(5,961)
Standard Chartered Bank	EUR	926	USD	1,046	7/10/19	(7,142)
Standard Chartered Bank	USD	4,269	EUR	3,783	7/10/19	36,274
Standard Chartered Bank	INR	109,485	USD	1,549	7/16/19	(36,229)
Standard Chartered Bank	USD	4,035	INR	285,164	7/16/19	92,731
Standard Chartered Bank	USD	15,523	CAD	20,738	8/15/19	327,789
Standard Chartered Bank	SGD	9,157	USD	6,718	8/22/19	(55,177)
Standard Chartered Bank	USD	865	IDR	12,800,052	8/22/19	35,629
Standard Chartered Bank	TWD	300,321	USD	9,572	9/11/19	(157,224)
Standard Chartered Bank	USD	3,201	TWD	100,131	9/11/19	42,676
Standard Chartered Bank	USD	4,478	TWD	138,139	9/11/19	(2,876)
State Street Bank & Trust Co.	EUR	4,643	USD	5,251	7/10/19	(30,166)
State Street Bank & Trust Co.	USD	1,493	EUR	1,314	7/10/19	2,484
State Street Bank & Trust Co.	USD	618	EUR	543	7/10/19	(49)
State Street Bank & Trust Co.	USD	1,371	PLN	5,233	7/11/19	31,357
State Street Bank & Trust Co.	JPY	20,451	USD	191	7/29/19	1,175
State Street Bank & Trust Co.	USD	122	JPY	13,066	7/29/19	(751)
State Street Bank & Trust Co.	CNY	22,467	USD	3,264	8/09/19	(9,999)
State Street Bank & Trust Co.	CHF	7,951	USD	7,933	8/15/19	(245,334)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	6,308	NZD	9,531	8/15/19	$101,046
State Street Bank & Trust Co.	MYR	12,360	USD	3,009	8/21/19	18,580
State Street Bank & Trust Co.	NZD	758	USD	502	9/09/19	(8,115)
State Street Bank & Trust Co.	USD	306	NOK	2,596	9/20/19	(695)
UBS AG	USD	2,079	EUR	1,842	7/10/19	16,580
UBS AG	USD	2,854	AUD	4,138	8/15/19	55,406
UBS AG	USD	20,521	JPY	2,252,433	8/15/19	439,700
UBS AG	USD	2,100	TWD	64,900	9/11/19	2,603

						$(241,634)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.25%	USD	1,650	$(127,112)	$(120,386)	$(6,726)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	3.25	USD	3,790	(291,972)	(168,343)	(123,629)
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.55	USD	8,290	(179,460)	(150,730)	(28,730)
iTraxxx Australia Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.63	USD	7,400	(129,298)	(79,020)	(50,278)
Sale Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.55	USD	7,400	160,196	123,756	36,440

						$(567,646)	$(394,723)	$(172,923)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	492,950	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$(249,709)	$	– 0	–	$(249,709)
USD	31,080	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	536,000		– 0	–	536,000
USD	10,220	3/05/21	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	(199,058)		– 0	–	(199,058)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,550	4/02/21	2.394%	3 Month LIBOR	Semi-Annual/Quarterly	$(41,573)	$	– 0	–	$(41,573)
USD	4,550	4/02/21	2.403%	3 Month LIBOR	Semi-Annual/Quarterly	(42,430)		– 0	–	(42,430)
USD	1,220	4/18/21	2.508%	3 Month LIBOR	Semi-Annual/Quarterly	(14,263)		– 0	–	(14,263)
NOK	371,440	4/23/21	6 Month NIBOR	1.780%	Semi-Annual/Annual	25,557		– 0	–	25,557
CAD	22,610	5/22/21	3 Month CDOR	1.998%	Semi-Annual/Semi-Annual	65,886		9		65,877
USD	12,270	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(102,260)		– 0	–	(102,260)
SEK	248,470	6/04/21	3 Month STIBOR	0.023%	Quarterly/Annual	57,880		– 0	–	57,880
EUR	7,440	6/04/21	-0.273%	6 Month EURIBOR	Annual/Semi-Annual	(19,921)		– 0	–	(19,921)
USD	4,047	6/04/21	2.033%	3 Month LIBOR	Semi-Annual/Quarterly	(14,742)		– 0	–	(14,742)
SEK	313,427	6/07/21	3 Month STIBOR	-0.005%	Quarterly/Annual	52,577		– 0	–	52,577
USD	12,910	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	696,939		– 0	–	696,939
USD	8,635	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	469,228		– 0	–	469,228
EUR	10,630	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/ Annual	283,589		– 0	–	283,589
CAD	13,360	5/22/24	3 Month CDOR	1.980%	Semi-Annual/Semi-Annual	127,107		10		127,097
USD	5,030	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(104,261)		– 0	–	(104,261)
USD	610	4/21/25	1.972%	3 Month LIBOR	Semi-Annual/Quarterly	(5,691)		– 0	–	(5,691)
USD	370	6/09/25	2.470%	3 Month LIBOR	Semi-Annual/Quarterly	(14,321)		– 0	–	(14,321)
USD	484	8/04/25	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	(16,402)		– 0	–	(16,402)
USD	1,990	4/27/26	1.773%	3 Month LIBOR	Semi-Annual/Quarterly	9,488		– 0	–	9,488
USD	840	10/04/26	1.459%	3 Month LIBOR	Semi-Annual/Quarterly	24,455		49,109		(24,654)
USD	420	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	6,180		– 0	–	6,180
USD	420	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	5,689		– 0	–	5,689
USD	1,040	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	(42,141)		(11,191)		(30,950)
USD	580	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	(17,060)		22		(17,082)
USD	6,030	7/20/27	2.227%	3 Month LIBOR	Semi-Annual/Quarterly	(183,189)		31,311		(214,500)
NOK	54,640	8/31/28	2.186%	6 Month NIBOR	Annual/ Semi-Annual	(286,465)		– 0	–	(286,465)
GBP	3,545	3/01/29	1.515%	6 Month LIBOR	Semi-Annual/Semi-Annual	(209,303)		– 0	–	(209,303)
GBP	1,680	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(96,281)		– 0	–	(96,281)
USD	1,010	11/10/35	2.613%	3 Month LIBOR	Semi-Annual/Quarterly	(69,401)		– 0	–	(69,401)
USD	590	7/20/47	2.534%	3 Month LIBOR	Semi-Annual/Quarterly	(42,325)		4,229		(46,554)
USD	5,840	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(1,050,906)		– 0	–	(1,050,906)
JPY	228,000	1/08/49	0.673%	6 Month LIBOR	Semi-Annual/Semi-Annual	(182,344)		– 0	–	(182,344)
JPY	228,000	1/08/49	6 Month LIBOR	0.673%	Semi-Annual/Semi-Annual	182,315		163,825		18,490

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	200	7/01/49	2.247%	3 Month LIBOR	Semi-Annual/Quarterly	$(616)	$	– 0	–	$(616)

						$(461,772)		$237,324		$(699,096)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	31	$(332)	$382	$(714)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		286	8,620	20,226	(11,606)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		302	9,104	20,889	(11,785)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		302	9,104	20,889	(11,785)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		609	18,354	49,264	(30,910)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		1,219	36,746	89,683	(52,937)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		1,220	36,777	92,921	(56,144)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62		1,502	45,268	106,774	(61,506)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		29	(310)	259	(569)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		2,896	(31,017)	35,445	(66,462)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		368	(3,939)	4,856	(8,795)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		1,209	(12,944)	12,409	(25,353)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		4,030	(43,151)	41,722	(84,873)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	263	$(2,815)	$2,440	$(5,255)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		404	(4,325)	5,287	(9,612)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		226	(2,418)	2,879	(5,297)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33		433	(4,638)	5,516	(10,154)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		453	(45,216)	(70,314)	25,098
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		1,219	(121,880)	(137,986)	16,106
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		279	(27,872)	(42,041)	14,169
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		595	(59,540)	(72,546)	13,006
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		418	(41,793)	(53,623)	11,830
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		843	(84,286)	(95,424)	11,138
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		294	(29,396)	(38,958)	9,562
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		610	(60,990)	(70,609)	9,619
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		1,156	(115,581)	(125,285)	9,704
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		273	(26,940)	(36,608)	9,668

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	844	$(84,386)	$(93,661)	$9,275
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		298	(29,795)	(38,229)	8,434
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		906	(90,585)	(98,691)	8,106
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		200	(19,799)	(27,456)	7,657
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		256	(25,596)	(32,841)	7,245
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		422	(42,193)	(48,848)	6,655
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		63	(6,286)	(10,260)	3,974
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		178	(17,812)	(21,703)	3,891
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		335	(33,495)	(36,446)	2,951
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		61	(6,099)	(7,943)	1,844
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		136	(13,586)	(13,986)	400
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98		6,118	9,653	(116,934)	126,587
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98		370	604	(8,320)	8,924
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		570	(56,943)	(85,329)	28,386
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		301	(30,070)	(45,150)	15,080
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		198	(19,780)	(13,841)	(5,939)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		673	(67,233)	(44,020)	(23,213)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	2,000	$(199,800)	$(207,146)	$7,346
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		218	(21,778)	(27,775)	5,997
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		243	(23,984)	(28,093)	4,109
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		242	(24,176)	(27,988)	3,812
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		357	(35,233)	(38,887)	3,654
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		35	(3,452)	(4,148)	696
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		36	(3,596)	(2,089)	(1,507)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		257	(25,675)	(18,212)	(7,463)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		663	(65,456)	(55,139)	(10,317)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98		265	419	(1,517)	1,936
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		483	(48,252)	(80,968)	32,716
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		496	(49,551)	(77,091)	27,540
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		779	(76,869)	(104,425)	27,556
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		345	(34,466)	(57,014)	22,548
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		353	(35,265)	(48,575)	13,310

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	150	$(14,997)	$(19,450)	$4,453
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		239	(23,585)	(25,746)	2,161
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		20	(1,998)	(3,071)	1,073
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		69	(6,894)	(7,532)	638
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		35	(3,452)	(3,495)	43
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		18	(1,778)	(1,631)	(147)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		35	(3,452)	(3,230)	(222)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		209	(20,879)	(18,260)	(2,619)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		700	(69,930)	(54,107)	(15,823)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		940	(93,906)	(75,664)	(18,242)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		1,128	(112,687)	(55,777)	(56,910)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		637	(63,795)	(78,986)	15,191
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		220	(21,978)	(27,520)	5,542
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63		103	(10,290)	(13,290)	3,000
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98		22	35	(413)	448

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63%	USD	272	$(27,173)	$(19,393)	$(7,780)

						$(2,212,704)	$(2,161,843)	$(50,861)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6,180	7/15/20	1.527%	CPI	#	Maturity	$74,026
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	Maturity	29,118

							$103,144

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $244,740,330 or 19.5% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	IO - Interest Only.
(j)	Illiquid security.
(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.654%, 11/25/24	11/06/15	$77,623	$85,009	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1
4.404%, 10/25/25	9/18/15	$35,190	$35,294	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
4.344%, 11/15/26	11/16/15	245,307	245,587	0.02%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.429%, 3/27/24	3/29/19	894,317	895,106	0.07%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
5.162%, 5/27/23	6/11/19	1,052,390	1,054,119	0.08%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	344,000	345,128	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.654%, 11/25/25	9/28/15	431,201	486,219	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.904%, 11/25/25	9/28/15	136,972	158,616	0.01%

(l)	Inverse interest only security.
(m)	Fair valued by the Adviser.
(n)	Non-income producing security.
(o)	Defaulted.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,315,109 and gross unrealized depreciation of investments was $(17,102,264), resulting in net unrealized appreciation of $60,212,845.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation - Linked Securities	$	– 0	–	$329,802,089		$	– 0	–	$329,802,089
Investment Companies		225,161,526		– 0	–		– 0	–	225,161,526
Governments - Treasuries		– 0	–	212,773,045			– 0	–	212,773,045
Corporates - Investment Grade		– 0	–	171,821,082			511,997		172,333,079
Mortgage Pass-Throughs		– 0	–	73,791,782			– 0	–	73,791,782
Commercial Mortgage-Backed Securities		– 0	–	48,285,444			8,708,958		56,994,402
Collateralized Mortgage Obligations		– 0	–	46,174,530			– 0	–	46,174,530
Asset-Backed Securities		– 0	–	19,175,743			10,761,872		29,937,615
Corporates - Non-Investment Grade		– 0	–	26,633,885			– 0	–	26,633,885
Covered Bonds		– 0	–	11,962,539			– 0	–	11,962,539
Agencies		– 0	–	8,166,968			– 0	–	8,166,968
Collateralized Loan Obligations		– 0	–	– 0 –			7,630,619		7,630,619
Quasi-Sovereigns		– 0	–	7,423,196			– 0	–	7,423,196
Governments - Sovereign Agencies		– 0	–	6,666,685			– 0	–	6,666,685
Emerging Markets - Corporate Bonds		– 0	–	4,365,739			– 0	–	4,365,739
Emerging Markets - Sovereigns		– 0	–	4,283,302			– 0	–	4,283,302
Governments - Sovereign Bonds		– 0	–	2,717,265			– 0	–	2,717,265
Emerging Markets - Treasuries		– 0	–	2,532,576			– 0	–	2,532,576
Supranationals		– 0	–	1,984,080			– 0	–	1,984,080
Local Governments - Provincial Bonds		– 0	–	978,860			– 0	–	978,860
Options Purchased - Calls		– 0	–	951,736			– 0	–	951,736
Short-Term Investments:
Investment Companies		13,172,445		– 0	–		– 0	–	13,172,445
Governments - Treasuries		– 0	–	7,049,112			– 0	–	7,049,112
U.S. Treasury Bills		– 0	–	5,912,006			– 0	–	5,912,006

Total Investments in Securities		238,333,971		993,451,664			27,613,446		1,259,399,081
Other Financial Instruments (a):
Assets:
Futures		4,121,211		1,417,815			– 0	–	5,539,026
Forward Currency Exchange Contracts		– 0	–	4,057,181			– 0	–	4,057,181
Centrally Cleared Credit Default Swaps		– 0	–	160,196			– 0	–	160,196
Centrally Cleared Interest Rate Swaps		– 0	–	2,542,890			– 0	–	2,542,890
Credit Default Swaps		– 0	–	174,684			– 0	–	174,684
Inflation (CPI) Swaps		– 0	–	103,144			– 0	–	103,144
Liabilities:
Futures		(2,817,612)		(5,788)			– 0	–	(2,823,400)
Forward Currency Exchange Contracts		– 0	–	(4,298,815)			– 0	–	(4,298,815)
Centrally Cleared Credit Default Swaps		– 0	–	(727,842)			– 0	–	(727,842)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,004,662)			– 0	–	(3,004,662)
Credit Default Swaps		– 0	–	(2,387,388)			– 0	–	(2,387,388)

Total		$239,637,570		$991,483,079			$27,613,446		$1,258,734,095

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates- Investment Grade		Commercial Mortgage-Backed Securities		Asset-Backed Securities
Balance as of 9/30/18	$1,058,102		$8,723,003		$9,808,277
Accrued discounts/(premiums)	201		62		68
Realized gain (loss)	10,659		21,365		248
Change in unrealized appreciation/depreciation	18,573		146,406		123,210
Purchases/Payups	490,121		1,282,526		4,041,770
Sales/Paydowns	(1,065,659)		(1,464,404)		(3,211,701)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$511,997		$8,708,958		$10,761,872

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$21,675		$139,356		$122,865

	Collateralized Loan Obligations		Total
Balance as of 9/30/18	$6,650,718		$26,240,100
Accrued discounts/(premiums)	158		489
Realized gain (loss)	– 0	–	32,272
Change in unrealized appreciation/depreciation	(50,944)		237,245
Purchases/Payups	1,030,687		6,845,104
Sales/Paydowns	– 0	–	(5,741,764)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$7,630,619		$27,613,446

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(50,944)		$232,952

As of June 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/19 (000)	Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$93,300	$1,019	$48,588	$81		$(4,494)		$41,318	$	– 0	–	$	– 0	–
Government Money Market Portfolio	52,625	272,371	311,824	– 0	–	– 0	–	13,172		628			– 0	–

Total	$145,925	$273,390	$360,412	$81		$(4,494)		$54,490		$628		$	– 0	–